March 10, 2000


Securities and Exchange Commission
450 Fifth Street, N. W.
Washington, D.C.  20549

Re:  Transamerica  Separate  Account  VUL-2  of  Transamerica   Occidental  Life
     Insurance Company (File No. 333-63215)

Dear Commissioners:

On behalf of Transamerica Separate Account VUL-2 of Transamerica Occidental Life Insurance Company ("separate account"), incorporated by reference are the Annual Reports for the underlying funds of the separate account for filing with the Securities and Exchange Commission pursuant to Rule 30b2-1 under the Investment Company Act of 1940 (the "Act"). The funds are as follows: the Alger American Income and Growth Portfolio; the Alliance Variable Products Growth and Income Portfolio and Premier Growth Portfolio; the Dreyfus Variable Investment Fund Capital Appreciation Portfolio and Small Cap Portfolio; the Janus Aspen Series Balanced Portfolio and Worldwide Growth Portfolio; MFS Variable Insurance Trust Emerging Growth Series, Growth with Income Series and Research Series; Morgan Stanley Universal Funds, Inc., Fixed Income Portfolio, High Yield Portfolio and International Magnum Portfolio; OCC Accumulation Trust Managed Portfolio and Small Cap Portfolio; the Transamerica Variable Insurance Fund, Inc. Growth Portfolio and Money Market Portfolio; and the PIMCO VIT StockPlus Growth and Income Portfolio.

These Annual Reports are for the period ending December 31, 1999 and have been transmitted to contract holders in accordance with Rule 30d-2 under the Act.

If you have any questions regarding this filing, please contact the undersigned at (213) 742-3126.

Very truly yours,



Susan Vivino
Paralegal

Entity:  Alger American Fund Income and Growth Portfolio
File No.:         811-05550
Date of Filing:   2-28-2000
Accession No.     0000930413-00-000295
CIK:     0000930413


Entity:Alliance Variable Products Series Fund, Inc., Growth and Income Portfolio
File No.:         811-05398
Date of Filing:  3-3-2000
Accession No.  0000936772-00-000103
CIK: 0000825316


Entity:  Alliance Variable Products Series Funds, Inc., Premier Growth Portfolio
File No.:         811-05398
Date of Filing:  3-3-2000
Accession No.  000936772-00-000103
CIK: 0000825316


Entity:  Dreyfus Variable Investment Fund Capital Appreciation Portfolio
File No.:         811-05125
Date of Filing:   2-23-2000
Accession No.     0000813383-00-000003
CIK:     0000813383


Entity:  Dreyfus Variable Investment Fund Small Cap Portfolio
File No.:         811-05125
Date of Filing:   2-23-2000
Accession No.     0000813383-00-000008
CIK:     0000813383


Entity:  Janus Aspen Series Balanced Portfolio
File No.:         811-007736
Date of Filing:   2-25-2000
Accession No.     0001012709-00-000241
CIK:     0000906185

Entity:  Janus Aspen Series Worldwide Growth Portfolio
File No.:         811-007736
Date of Filing:   2-25-2000
Accession No.     0001012709-00-000241
CIK:     0000906185


Entity:  MFS Variable Insurance Trust Emerging Growth Series
File No.:         811-08326
Date of Filing:    2-22-2000
Accession No.     0000950156-00-000097
CIK:  0000918571


Entity:  MFS Variable Insurance Trust Growth with Income Series
File No.:         811-08326
Date of Filing: 2-22-2000
Accession No.  0000950156-00-000099
CIK:  0000918571

Entity:  MFS Variable Insurance Trust Research Series
File No.:         811-08326
Date of Filing:  2-22-2000
Accession No.  0000950156-00-000098
CIK:     0000918571

Entity:  Morgan Stanley Universal Fund, Inc. Fixed Income Portfolio
File No.:         811-07607
Date of Filing:    3-9-2000
Accession No.     0000912057-00-010577
CIK:     0001011378

Entity:  Morgan Stanley Universal Fund, Inc. High Yield Portfolio
File No.:         811-07607
Date of Filing:   3-9-2000
Accession No.     0000912057-00-010577
CIK:     0001011378

Entity:  Morgan Stanley Universal Fund, Inc. International Magnum Portfolio
File No.:         811-07607
Date of Filing:    3-9-2000
Accession No.     0000912057-00-010577
CIK:     0001011378

Entity:  OCC Accumulation Trust Managed Portfolio
File No.:         811-08512
Date of Filing:   2-18-2000
Accession No.     0000889812-00-000895
CIK:     0000923185


Entity:  OCC Accumulation Trust Small Cap Portfolio
File No.:         811-08512
Date of Filing:   2-18-2000
Accession No.     0000889812-00-000897
CIK:     0000923185

Entity:  Transamerica Variable Insurance Fund, Inc. Growth Portfolio
File No.:         811-9126
Date of Filing:   3-3-2000
Accession No.     0001002786-00-000008
CIK:     0001002786

Entity:  Transamerica Variable Insurance Fund, Inc. Money Market Portfolio
File No.:         811-9126
Date of Filing:    3-3-2000
Accession No.     0001002786-00-000008
CIK:     0001002786

Entity:  PIMCO VIT StockPlus Growth and Income
File No.: 811-08399
Date of Filing: 3-7-2000
Accession No.:  0001017062-00-000662
CIK: 001047304